Intangible Assets (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
INTANGIBLE ASSETS [Abstract]
Other intangible assets, net of amortization

The following table summarizes intangible assets, net of amortization:

	September 30, 2017		December 31, 2016
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
	(In thousands)
Amortized intangible assets - core deposits	$6,118	$4,445	$6,118	$4,186

Intangible assets, net of amortization, at December 31 follows:

	2016		2015
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
	(In thousands)
Amortized intangible assets - core deposits	$6,118	$4,186	$6,118	$3,838

Estimated amortization of other intangible assets	Amortization of other intangibles has been estimated through 2022 in the following table.
(In thousands)
Three months ending December 31, 2017	$87
2018	346
2019	346
2020	346
2021	346
2022	202
Total	$1,673
A summary of estimated core deposit intangible amortization at December 31, 2016, follows:
(In thousands)
2017	$346
2018	346
2019	346
2020	346
2021	346
2022 and thereafter	202
Total	$1,932